Acquisition of Entities under Common Control	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisition of Entities under Common Control
Acquisition of Entities under Common Control
From time to time the Company has acquired from Teekay or other entities controlled by Teekay vessels or interests in businesses. These acquisitions (including, among others, the 2015 Acquired Business (as defined below) and the remaining 50% interest in TTOL in May 2017) were deemed to be vessel or business acquisitions between entities under common control. Accordingly, the Company has accounted for these transactions in a manner similar to the pooling of interests method. Under this method of accounting, the Company’s consolidated financial statements, for periods prior to the respective dates the interests in the vessels or applicable businesses were actually acquired by the Company, are retroactively adjusted to include the results of the acquired vessels and businesses. The periods retroactively adjusted include all periods that the Company and the acquired vessels or businesses were both under common control of Teekay and had begun operations. All financial or operational information contained in this Exhibit for the periods prior to the respective dates the interests in the vessels and businesses were actually acquired by the Company, and during which the Company and the applicable vessels or businesses were under common control of Teekay, are retroactively adjusted to include the results of these acquired vessels and businesses and are collectively referred to as the “Entities under Common Control”.

2015 Acquired Business

On December 18, 2015, the Company acquired from Teekay Offshore Partners L.P. (or TOO), which is an entity controlled by Teekay, two conventional oil tankers (the Explorer Spirit, formerly known as the SPT Explorer, and the Navigator Spirit), associated working capital and debt facilities, for an aggregate price of $39.0 million, including working capital of approximately $8.6 million and net of outstanding debt of approximately $49.6 million (or the 2015 Acquired Business). Of this net amount, $30.4 million was paid on closing of the transaction in December 2015 and the remaining $8.6 million was settled in the first quarter of 2016. As part of this acquisition Teekay paid the Company $2.9 million to terminate the existing time-charters for the Explorer Spirit and Navigator Spirit. Subsequent to the acquisition, Teekay entered into a contract with the Company to guarantee commitments under the existing credit facilities related to the two vessels for a payment of $1.5 million. As a result of the 2015 Acquired Business, the Company's consolidated financial statements prior to the date of the Company acquired interests in the vessels have been retroactively adjusted to include the results of these vessels during the periods they were under common control of Teekay and had begun operations. The effect of adjusting such information to account for the 2015 Acquired Business in periods prior to the Company's acquisition thereof is included in the Entities under Common Control.

Assets and liabilities of the vessels the Company acquired from TOO, as part of the 2015 Acquired Business, were reflected on the Company's consolidated balance sheet at TOO’s historical carrying values. The amount of the net purchase price of $39.0 million that was in excess of TOO’s historical carrying value of the net assets acquired of $25.0 million was accounted for as a $14.0 million return of capital to Teekay.

All periods prior to the acquisition of these vessels from TOO have been retroactively adjusted to include the results and related assets and liabilities of these vessels, as is required for a reorganization of entities under common control. All intercorporate transactions relating to these vessels between the Company and Teekay that occurred prior to the vessels’ acquisition by the Company have been eliminated upon consolidation. The effect of adjusting the Company’s consolidated financial statements to account for these common control transactions increased the Company’s net income for the years ended December 31, 2015 and 2014 by $2.7 million and $3.4 million, respectively. The adjustments for the Entities under Common Control related to the 2015 Acquired Business increased the Company’s revenues for the years ended December 31, 2015 and 2014 by $9.8 million and $14.4 million, respectively. In the preparation of the comparative amounts in these consolidated financial statements, shore-based costs for commercial management services (voyage expenses), ship management services (vessel operating expenses) and corporate/administrative services (general and administrative) were not identifiable as relating solely to each specific vessel. Costs for commercial management services were allocated based on the rates charged by Teekay to third parties to provide such services. Costs for ship management services were allocated based on internal estimates of the cost to provide this function. Costs for corporate/administrative services were allocated based on the actual per day costs incurred for the Company’s other conventional tankers. Management believes these allocations reasonably present the general and administrative expenses of the Entities under Common Control related to the 2015 Acquired Business.

TTOL Transactions

On May 31, 2017, the Company acquired from Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay, the remaining 50% interest in TTOL for $39.0 million, which included $13.1 million for working capital. TTOL owns conventional tanker commercial management and technical management operations. The Company issued approximately 13.8 million shares of the Company's Class B common stock to Teekay as consideration in addition to the working capital consideration of $13.1 million. In August 2014, the Company purchased from Teekay its initial 50% interest in TTOL for an aggregate price of approximately $23.7 million, including net working capital. As consideration for the 2014 acquisition, the Company issued to Teekay 4.2 million Class B common shares. The 4.2 million Class B common shares had an approximate value of $15.6 million, or $3.70 per share, when the purchase price was agreed to between the parties and a value of $17.0 million, or $4.03 per share, on the acquisition closing date. The purchase price, for accounting purposes, is based upon the value of the Class B common shares on the acquisition closing date. In addition, the Company reimbursed Teekay for $6.7 million of working capital it assumed from Teekay in connection with the 2014 purchase.
As a result of the Company's acquisition of a controlling interest in TTOL in May 2017, the Company's consolidated financial statements prior to the date the Company acquired the controlling interest are retroactively adjusted to eliminate the equity method of accounting previously used for the original 50% interest owned and to include 100% of the assets and liabilities and results of TTOL on a consolidated basis during the periods TTOL and the Company were under common control of Teekay and had begun operations. The effect of adjusting such information to accounts in periods prior to the Company's acquisition of the remaining 50% thereof is included in the Entities under Common Control. All intercorporate transactions between the Company and TTOL that occurred prior to the acquisition by the Company have been eliminated upon consolidation.
Assets and liabilities of TTOL are reflected on the Company’s consolidated balance sheets at TTOL’s historical carrying values. The amount of the net consideration of $39.0 million that was in excess of TTOL’s historical carrying value of the net assets acquired of $13.3 million has been accounted for as a $25.7 million return of capital to Teekay.
The effect of adjusting the Company’s consolidated financial statements to account for the TTOL common control transaction increased the Company’s net income for the years ended December 31, 2016, 2015 and 2014 by $5.0 million, $4.0 million and $8.4 million, respectively. The adjustments for the Entities under Common Control related to the TTOL transaction increased the Company’s revenues for the years ended December 31, 2016, 2015 and 2014 by $23.6 million, $20.5 million and $26.2 million, respectively.

In addition, prior to the acquisition TTOL had paid dividends to the Company and Teekay, which have now been accounted for as a return of capital on the consolidated statements of cash flows. The effect of adjusting for the TTOL common control transaction decreased the Company's inflow of cash from investing activities by $15.0 million and increased the Company's outflow of cash from financing activities by $15.0 million, for the year ended December 31, 2016.